Employee Benefit Expenses - Employee Benefit Expense Under Income Statement (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Employee benefits expense	€ 80,291	€ 69,974	€ 67,951
Costs of sales [member]
Disclosure of defined benefit plans [line items]
Employee benefits expense	31,877	26,539	24,930
Sales and marketing costs [member]
Disclosure of defined benefit plans [line items]
Employee benefits expense	21,567	19,274	17,580
General and administrative costs [member]
Disclosure of defined benefit plans [line items]
Employee benefits expense	€ 26,847	€ 24,161	€ 25,441